Supplemental Cash Flow Information (Details) - Schedule of reconciliation of the liabilities arising from financing activities - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Indebtedness [Member]
Supplemental Cash Flow Information (Details) - Schedule of reconciliation of the liabilities arising from financing activities [Line Items]
Beginning balance	$ 3,792,597	$ 3,187,152	$ 3,712,799
Cash outflows	(97,234)		(453,592)
Loss on repayment (Note 24)			2,284
Cash inflows		619,900
Debt issue costs		(6,834)
Prepayment option at inception – 2026 Senior Secured Notes	842	1,896
Amortization of deferred financing costs, prepayment options and loss on repayment		558	428
Gain on extinguishment of debt	(106,916)
Non-cash additions
Interest paid
Interest accrued
Other
Non-cash disposals
Impact of foreign exchange	260,792	(10,075)	(74,767)
Ending balance	3,850,081	3,792,597	3,187,152
Satellite performance incentive payments [Member]
Supplemental Cash Flow Information (Details) - Schedule of reconciliation of the liabilities arising from financing activities [Line Items]
Beginning balance	30,344	37,574	46,951
Cash outflows	(6,667)	(6,914)	(9,031)
Loss on repayment (Note 24)
Cash inflows
Debt issue costs
Prepayment option at inception – 2026 Senior Secured Notes
Amortization of deferred financing costs, prepayment options and loss on repayment
Gain on extinguishment of debt
Non-cash additions
Interest paid
Interest accrued
Other			182
Non-cash disposals
Impact of foreign exchange	1,447	(316)	(528)
Ending balance	25,124	30,344	37,574
Lease liabilities [member]
Supplemental Cash Flow Information (Details) - Schedule of reconciliation of the liabilities arising from financing activities [Line Items]
Beginning balance	35,678	29,051	28,582
Cash outflows	(2,498)	(2,178)	(1,793)
Loss on repayment (Note 24)
Cash inflows
Debt issue costs
Prepayment option at inception – 2026 Senior Secured Notes
Amortization of deferred financing costs, prepayment options and loss on repayment
Gain on extinguishment of debt
Non-cash additions	376	10,074	2,788
Interest paid	(1,611)	(1,499)	(1,649)
Interest accrued	1,611	1,499	1,349
Other			(91)
Non-cash disposals	(558)	(939)
Impact of foreign exchange	1,108	(330)	(135)
Ending balance	$ 34,106	$ 35,678	$ 29,051